Convertible Preferred Stock, Common Stock and Stockholders’ Deficit	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Convertible Preferred Stock, Common Stock and Stockholders’ Deficit

9. Convertible Preferred Stock, Common Stock and Stockholders’ Deficit

Convertible Preferred Stock

Pursuant to the Third Amended and Restated Articles of Incorporation filed on June 16, 2023 (“the Third Amended Articles”), Calidi is authorized to issue a total of 40,000,000 shares of preferred stock, par value $0.0001 per share.

The authorized, issued and outstanding shares and other information related to Calidi’s Convertible Preferred Stock is presented below as follows (in thousands, except share amounts):

	June 30, 2023
	Shares Authorized	Shares Issued and Outstanding	Liquidation Preference	Carrying Value
Founders	10,500,000	10,402,285	$2,080	$1,354
Series A-1	5,000,000	4,316,400	4,316	3,871
Series A-2	4,000,000	2,544,883	4,454	4,376
Total convertible preferred stock presented outside of permanent equity	19,500,000	17,263,568	$10,850	$9,601
Series B	1,000,000	205,999	—	7,632
Total convertible preferred stock classified as a liability	1,000,000	205,999	$—	$7,632

In connection with the closing of the FLAG Merger on September 12, 2023, all Convertible Preferred Stock, including the Series B Convertible Preferred stock classified as a liability which were completed as to the Series B financing, were converted to Calidi common stock pursuant to the conversion provisions and are no longer outstanding as of that date (see Note 14).

	December 31, 2022
	Shares Authorized	Shares Issued and Outstanding	Liquidation Preference	Carrying Value
Founders	10,500,000	10,402,285	$2,080	$1,354
Series A-1	5,000,000	4,316,400	4,316	3,871
Series A-2	4,000,000	2,544,883	4,454	4,376
	19,500,000	17,263,568	$10,850	$9,601

Dividends

There is no stated per annum dividend rate within the Convertible Preferred Stock agreements. When or if a dividend is declared by the board of directors, the holders of the outstanding shares of Convertible Preferred Stock are entitled to first receive a dividend at least equal to the dividend payable on common stock as if all Convertible Preferred Stock had been converted to common stock. Since inception and through the date of this Report, no cash dividends have been declared or accrued.

Liquidation preferences

In the event of any liquidation or deemed liquidation event such as dissolution, winding up, or loss of control, either voluntary or involuntary, the holders of Convertible Preferred Stock shall be entitled to receive, prior and in preference to any distribution of any of the assets or surplus funds to the holders of common stock, an amount equal to the Convertible Preferred Stock original issue price plus any declared and unpaid dividend or such amount per share were the Convertible Preferred Stock be converted into common stock. Liquidation payments to the holders of Convertible Preferred Stock have priority and are made in preference to any payments to the holders of common stock. The liquidation preferences as of June 30, 2023 and December 31, 2022 are reported above.

Voting rights

The holder of each share of Convertible Preferred Stock is entitled to one vote for each share of common stock into which it would convert.

At any time when at least 25% of the initially issued shares of the Founders convertible preferred stock remain outstanding, approval of a majority of the Founders convertible preferred stock is required for certain matters, as defined in the Amended Articles, such as (a) amending Calidi’s Certificate of Incorporation which alter the terms of the Founders convertible preferred stock in an adverse manner, (b) an increase or decrease the authorized numbers of shares of any stock, (c) the authorization or creation any new class of stock that are senior to the existing Convertible Preferred Stock, (d) the redemption or repurchase of any shares of stock, (e) the declaration or payment any dividend or otherwise make a distribution to shareholders, (f) the increase or decrease the number of directors of Calidi, or (g) the consent, agree or commit to a liquidation or deemed liquidation event.

Conversion

The shares of Convertible Preferred Stock are convertible into one share of common stock at any time, at the option of the holder, subject to certain antidilutive adjustments, including stock splits, combinations, common stock dividends and distributions, reclassification, recapitalization, merger, and consolidation. The conversion ratio is equal the original issuance price of the respective preferred shares which is $0.20 for Founders convertible preferred stock, $1.00 for Series A-1 convertible preferred stock and $1.75 for Series A-2 convertible preferred stock.

All of the Convertible Preferred Stock shares would automatically convert into the number of shares of common stock determined in accordance with the conversion rate upon any of the following: (a) by vote or written consent of a majority of the holders of the outstanding Convertible Preferred Stock or (b) upon the closing of an initial public offering.

Calidi evaluated whether the Convertible Preferred Stocks embedded optional and automatic conversion features represented a BCF in accordance with ASC 470-20 and determined that the optional conversion features were not beneficial to the holder at the time of the Convertible Preferred Stocks respective original issuance dates. In addition, the automatic conversion features which are contingent upon on the occurrence of a future event resulted in contingent BCFs at the Convertible Preferred Stock issuance dates, however, in accordance with ASC 470-20, a contingent BCF is not recognized until the contingency is resolved. See Note 2 regarding the impact of adoption of ASU 2020-06 on January 1, 2021.

Series B Convertible Preferred Stock – liability classified

On June 16, 2023, Calidi entered into a Securities Purchase Agreement (“SPA”) with a Jackson Investment Group LLC (“JIG”), an investor in FLAG, and Calidi Cure LLC (“Calidi Cure”) an entity that is solely managed and operated by Allan J. Camaisa, for an aggregate purchase of 1,000,000 shares of Series B Convertible Preferred Stock (“Series B Preferred Stock”) at a stated price of $25.00 per share, for a total commitment of $25.0 million. JIG has committed to purchasing $12.5 million (or 500,000 shares) of Series B Preferred Stock and Calidi Cure has committed to purchasing the remaining $12.5 million (or 500,000 shares) of Series B Preferred Stock, which may be funded by multiple investors in Calidi Cure as a consortium. Upon signing of the SPA, JIG funded and purchased 199,999 shares of Series B Preferred stock for an initial investment of $5.0 million (“JIG Tranche 1”) and, conditioned on the Closing of the business combination with FLAG no later than September 14, 2023, is committed to purchase the remaining 300,001 shares of Series B Preferred Stock for $7.5 million (“JIG Tranche 2”). Calidi Cure has committed to purchasing 199,999 shares of Series B Preferred Stock for $5.0 million no later than September 1, 2023 (“Calidi Cure Tranche 1”) and conditioned on the Closing of the business combination with FLAG and JIG’s purchase of shares pursuant to JIG Tranche 2, has committed to purchase the remaining 300,001 shares of Series B Preferred Stock for $7.5 million (“Calidi Cure Tranche 2”). The Calidi Cure commitments are personally guaranteed by Mr. Camaisa.

Calidi evaluated the accounting implications of the Series B Preferred Stock financing as of and for the six months ended June 30, 2023. As of June 30, 2023, only the $5 million JIG Tranche 1 and $150,000 of Calidi Cure’s purchase commitment were funded. Based on Calidi’s analysis, as of June 30, 2023, the Series B Preferred Stock Initial Closing (JIG Tranche 1) and Calidi Cure $150,000 were classified as a liability under ASC 480-10-25-14, with any changes being recorded in the consolidated statements of operations. Calidi recorded a day 1 loss of approximately $2.4 million recorded on the issuance date. The entire day 1 loss and the change in fair value as of June 30, 2023, was recorded in Calidi’s unaudited condensed consolidated statements of operations included in change in fair value of debt and other liabilities – related party. Calidi then recorded a mark to market adjustment to June 30, 2023 resulting in a $0.1 million loss from change in fair value from June 20, 2023 (issuance date) to June 30, 2023, change in fair value of debt and other liabilities – related party. Further, as consideration for the Series B Preferred Stock financing, Calidi recorded a financing cost of $2.7 million for the six months ended June 30, 2023, included in Calidi’s other income and expenses, net, presented within the unaudited condensed consolidated statements of operations labeled Series B preferred stock financing costs – related party.

The holders of the Series B Preferred Stock shall have liquidation, deemed liquidation, voting, dividend and other rights on terms substantially similar to Convertible Preferred Stock described above, except the Series B Preferred Stock is junior in rank to the Convertible Preferred Stock.

At any time after the date of issuance, any holder of the Series B Preferred Stock shall have the right by written election to Calidi to convert all or any portion of the outstanding shares, along with accrued dividends, if any, into an aggregate number of shares of Calidi common stock by (i) multiplying the number of shares of Series B Preferred Stock to be converted by the $25.00 per share liquidation value thereof, and (ii) dividing the result by the conversion price in effect immediately prior to such conversion defined as follows. The conversion price per share for JIG’s Tranche 1 and Tranche 2 investments shall be determined based on a Calidi valuation of $180.0 million divided by the number of Calidi’s fully diluted shares as of the date of, and defined in, the SPA (“JIG Conversion Price”). The conversion price per share for Calidi Cure’s Tranche 1 and Tranche 2 investments shall be determined based on a Calidi valuation of $200.0 million divided by the number of Calidi’s fully diluted shares as of the date of, and defined in, the SPA (“Calidi Cure Conversion Price”).

All shares of Series B Preferred Stock outstanding shall automatically convert to shares of Calidi common stock based on the applicable conversion prices described above in the earlier to occur of the following: i) the Closing of the business combination or a qualified public offering by Calidi, or ii) on June 30, 2025. A qualified public offering shall occur upon the sale and firm commitment in an underwritten public offering in which Calidi sells at least $10.0 million at a price per share equal to or greater than the Conversion Price defined above respectively which was sold to the public and listed on a national securities exchange.

In the event that the business combination is not completed by September 14, 2023, JIG has a contingent put option on the JIG Tranche 1 investment, upon written notice to Calidi, to demand a repayment of invested principal amount plus 10%, or $5.5 million (the “Repurchase Price”), from Calidi. The contingent put option expires on December 31, 2023. If upon written notice from JIG to exercise the put option, Calidi is unable to or has not paid JIG the Repurchase Price, then JIG may demand such payment, by written notice from Mr. Camaisa individually. In the event of a default and failure to pay the Repurchase Price by Calidi and Mr. Camaisa in accordance with the SPA, then JIG, at its sole election, may convert the Series B Preferred Stock acquired in JIG Tranche 1 into shares of Calidi common stock at a then Calidi valuation of $5.0 million divided by the number of Calidi’s fully diluted shares, as defined. Alternatively, if the business combination is not completed by September 14, 2023, or is otherwise terminated, then all holders of Series B Preferred Stock, at their election, may convert all or part of the Series B Preferred Stock on a conversion price based upon a Calidi valuation of $50.0 million divided by the number of Calidi’s fully diluted shares, as defined.

In the event that the business combination is completed on or before September 14, 2023 and JIG has funded JIG Tranche 2, but Calidi Cure has not fulfilled its commitment to purchase $12.5 million shares of Series B Preferred Stock discussed above, then within 60 days written notice provided by JIG to Mr. Camaisa individually, Mr. Camaisa has agreed to purchase from JIG all of the Series B Preferred Stock purchased by JIG in the SPA for a purchase price of $12.5 million.

As an incentive to purchase the Series B Preferred Stock in June 2023, JIG and to Calidi Cure received 255,987 and 1,500 shares of FLAG Class B Common Stock, respectively, valued at an aggregate of $2.7 million which was recorded as financing cost included in other expenses in the unaudited statements of operations for the six months ended June 30, 2023 (see Note 14).

In connection with the closing of the FLAG Merger on September 12, 2023, all Convertible Preferred Stock, including the Series B Convertible Preferred stock classified as a liability which were completed as to the Series B financing, were converted to Calidi common stock pursuant to the conversion provisions and are no longer outstanding as of that date (see Note 14).

Common Stock

Pursuant to the Third Amended Articles, Calidi is authorized to issue 120,000,000 shares of common stock, par value $0.0001 per share, of which 21,150,095 and 20,622,204 shares were issued and outstanding as of June 30, 2023 and December 31, 2022, respectively. Since inception to date, no dividends have been declared or paid. Issuance costs related to common stock issuances during all periods presented were immaterial.

During the six months ended June 30, 2023, Calidi issued 425,001 shares of common stock from exercises of stock options (see Note 10), 102,889 shares of common stock in lieu of cash interest in conjunction with certain term note agreements (see Note 7). During the six months ended June 30, 2022, Calidi issued 263,646 shares of common stock from exercises of stock options (see Note 10) and 131,000 shares of common stock related for certain services in lieu of cash.

As of June 30, 2023, common stock reserved for future issuance consisted of the following:

Conversion of convertible preferred stock	19,277,355
Common stock warrants outstanding	4,050,000
Conversion of convertible notes payable	480,857
Common stock options issued and outstanding	23,487,117
Shares available for future issuance under the 2019 Equity Incentive Plan	1,224,237
48,519,566

In connection with the closing of the FLAG Merger on September 12, 2023, all Calidi Common Stock, including all convertible common equivalents were exchanged for New Calidi Common Stock (see Note 14).

Warrants

2021 Term Note Warrants

In connection with the 2021 Term Notes Payable financings discussed in Note 7, Calidi issued warrants to purchase 1,000,000 shares of common stock at an exercise price of $1.00 per share (“2021 Term Note Warrants”). The 2021 Term Note Warrants shall terminate and expire upon the earliest to occur of the following: i) on the tenth anniversary of the issuance date or ii) a completion of an IPO under the Securities Act of 1933 or consummation of a deemed liquidation event as defined in the Amended Articles. The Note Warrants are classified as equity in accordance with ASC 815. Calidi has elected to measure the 2021 Term Notes Payable using the fair value option under ASC 825 discussed in Notes 2 and 5. Accordingly, Calidi allocated the proceeds from the 2021 Term Notes Payable to the associated 2021 Term Note Warrants based on the residual method of allocation prescribed by ASC 815. This resulted in approximately $22,000 of residual value being allocated to the 2021 Term Note Warrants with a corresponding increase to additional paid in capital on date of issuance.

In connection with the closing of the FLAG Merger on September 12, 2023, all 2021 Term Note Warrants were cashless exercised into 900,000 shares of Calidi common stock and exchanged for New Calidi Common Stock (see Note 14).

2020 Term Note Warrants

In connection with the 2020 Term Notes Payable financings discussed in Note 7, Calidi issued warrants to purchase 1,050,000 shares of common stock at an exercise price of $1.00 per share (“2020 Term Note Warrants”). The 2020 Term Note Warrants shall terminate and expire upon the earliest to occur of the following: i) on the tenth anniversary of the issuance date or ii) a completion of an IPO under the Securities Act of 1933 or consummation of a deemed liquidation event as defined in the Amended Articles. The 2020 Note Warrants are classified as equity in accordance with ASC 815. Calidi has elected to measure the 2020 Term Notes Payable using the fair value option under ASC 825 discussed in Notes 2 and 7. Accordingly, Calidi allocated the proceeds from the 2020 Term Notes Payable to the associated 2020 Term Note Warrants based on the residual method of allocation prescribed by ASC 815. This resulted in approximately $63,000 of residual value being allocated to the 2020 Term Note Warrants with a corresponding increase to additional paid in capital on date of issuance.

In connection with the closing of the FLAG Merger on September 12, 2023, all 2020 Term Note Warrants were cashless exercised into 945,000 shares of Calidi common stock and exchanged for New Calidi Common Stock (see Note 14).

2020 LOC Warrants

In connection with the 2020 Line of Credit discussed in Note 7, Calidi issued warrants to purchase 2,000,000 shares of common stock at an exercise price of $1.00 per share (“2020 LOC Warrants”). The 2020 LOC Warrants have a termination provision and are equity classified similar to the provisions of 2020 Term Note Warrants. At the time of issuance, the fair value of the 2020 LOC Warrants was estimated to be $634,000 and recorded as a deferred financing fee with a corresponding increase to additional paid in capital. This amount was included within deferred financing fees and other noncurrent assets on the unaudited condensed consolidated balance sheet and is being amortized to interest expense in the unaudited condensed consolidated statements of operations over the term of the 2020 Line of Credit (see Note 7).

The estimated fair value of the 2020 LOC Warrants was determined using the Black-Scholes option pricing model which, among other factors, utilized key inputs such as the share price of the underlying common stock at the valuation date, the exercise price, the expected life of the 2020 LOC Warrants, which were estimated to be the at the future liquidity event that would result in the termination of the warrant, risk-free interest rates, expected dividends and expected volatility commensurate with the expected life. The determination of the 2020 LOC Warrants fair values is inherently uncertain and subjective and involves the application of valuation models and assumptions requiring the use of judgment. If Calidi had made different assumptions, its 2020 LOC Warrants fair values and the resulting financial statement impacts from those values may have been significantly different.

There were no warrants issued during the six months ended June 30, 2023. As of June 30, 2023 and December 31, 2022, there was an aggregate of 4,050,000 warrants issued and outstanding with a weighted average exercise price of $1.00 per share and weighted average remaining contractual life (in years) of 7.62 and 7.87, respectively.

In connection with the closing of the FLAG Merger on September 12, 2023, all 2020 LOC Warrants were cashless exercised into 1,800,000 shares of Calidi common stock and exchanged for New Calidi Common Stock (see Note 14).

The following table summarizes Calidi’s aggregate warrant activity for the six months ended June 30, 2023.

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 2023	4,050,000	$1.00	7.87
Issued	—	—	—
Exercised	—	—	—
Cancelled	—	—	—
Outstanding at June 30, 2023	4,050,000	$1.00	7.37

10. Convertible Preferred Stock, Common Stock and Stockholders’ Deficit

Convertible Preferred Stock

Pursuant to the Second Amended and Restated Articles of Incorporation filed on February 10, 2022 (“the Second Amended Articles”), Calidi is authorized to issue a total of 40,000,000 shares of preferred stock, par value $0.0001 per share.

During the year ended December 31, 2022, Calidi issued 150,000 shares of Series A-1 and 257,143 shares of Series A-2 convertible preferred stock in connection with the conversion of the 2017 Convertible Note and a certain 2018 Convertible Note, respectively, issued to a related party (see Note 8).

The authorized, issued and outstanding shares and other information related to Calidi’s Convertible Preferred Stock is presented below as follows (in thousands, except share amounts):

	December 31, 2022
	Shares Authorized	Shares Issued and Outstanding	Liquidation Preference	Carrying Value
Founders	10,500,000	10,402,285	$2,080	$1,354
Series A-1	5,000,000	4,316,400	4,316	3,871
Series A-2	4,000,000	2,544,883	4,454	4,376
	19,500,000	17,263,568	$10,850	$9,601

	December 31, 2021
	Shares Authorized		Shares Issued and Outstanding	Liquidation Preference	Carrying Value
Founders	10,500,000		10,402,285	$2,080	$1,354
Series A-1		(a)	4,166,400	4,166	3,721
Series A-2		(a)	2,287,740	4,004	3,926
Series B	20,000,000		—	—	—
	30,500,000	(a)	16,856,425	$10,250	$9,001

(a)	Prior to the Second Amended Articles and of the 40,000,000 total shares of preferred stock authorized, 9,000,000 shares were designated as Series A preferred stock which may be used in aggregate for purposes of issuances of Series A-1 and Series A-2 convertible preferred stock, and 20,000,000 were designated as Series B convertible preferred stock. The Series B convertible preferred stock was canceled pursuant to the filing of the Second Amended Articles.

Dividends

There is no stated per annum dividend rate within the Convertible Preferred Stock agreements. When or if a dividend is declared by the board of directors, the holders of the outstanding shares of Convertible Preferred Stock are entitled to first receive a dividend at least equal to the dividend payable on common stock as if all Convertible Preferred Stock had been converted to common stock. Since inception and through the date of this Report, no cash dividends have been declared or accrued.

Liquidation preferences

In the event of any liquidation or deemed liquidation event such as dissolution, winding up, or loss of control, either voluntary or involuntary, the holders of Convertible Preferred Stock shall be entitled to receive, prior and in preference to any distribution of any of the assets or surplus funds to the holders of common stock, an amount equal to the Convertible Preferred Stock original issue price plus any declared and unpaid dividend or such amount per share were the Convertible Preferred Stock be converted into common stock. Liquidation payments to the holders of Convertible Preferred Stock have priority and are made in preference to any payments to the holders of common stock. The liquidation preferences as of December 31, 2022 and 2021 are reported above.

Voting rights

The holder of each share of Convertible Preferred Stock is entitled to one vote for each share of common stock into which it would convert.

At any time when at least 25% of the initially issued shares of the Founders convertible preferred stock remain outstanding, approval of a majority of the Founders convertible preferred stock is required for certain matters, as defined in the Amended Articles, such as (a) amending Calidi’s Certificate of Incorporation which alter the terms of the Founders convertible preferred stock in an adverse manner, (b) an increase or decrease the authorized numbers of shares of any stock, (c) the authorization or creation any new class of stock that are senior to the existing Convertible Preferred Stock, (d) the redemption or repurchase of any shares of stock, (e) the declaration or payment any dividend or otherwise make a distribution to shareholders, (f) the increase or decrease the number of directors of Calidi, or (g) the consent, agree or commit to a liquidation or deemed liquidation event.

Conversion

The shares of Convertible Preferred Stock are convertible into one share of common stock at any time, at the option of the holder, subject to certain antidilutive adjustments, including stock splits, combinations, common stock dividends and distributions, reclassification, recapitalization, merger, and consolidation. The conversion ratio is equal the original issuance price of the respective preferred shares which is $0.20 for Founders convertible preferred stock, $1.00 for Series A-1 convertible preferred stock and $1.75 for Series A-2 convertible preferred stock.

All of the Convertible Preferred Stock shares would automatically convert into the number of shares of common stock determined in accordance with the conversion rate upon any of the following: (a) by vote or written consent of a majority of the holders of the outstanding Convertible Preferred Stock or (b) upon the closing of an initial public offering.

Calidi evaluated whether the Convertible Preferred Stocks embedded optional and automatic conversion features represented a BCF in accordance with ASC 470-20 and determined that the optional conversion features were not beneficial to the holder at the time of the Convertible Preferred Stocks respective original issuance dates. In addition, the automatic conversion features which are contingent upon on the occurrence of a future event resulted in contingent BCFs at the Convertible Preferred Stock issuance dates, however, in accordance with ASC 470-20, a contingent BCF is not recognized until the contingency is resolved. See Note 2 regarding the impact of adoption of ASU 2020-06 on January 1, 2021.

Common Stock

Pursuant to the Second Amended Articles, Calidi is authorized to issue 120,000,000 shares of common stock, par value $0.0001 per share, of which 20,622,204 and 19,928,108 shares were issued and outstanding as of December 31, 2022 and 2021, respectively. Since inception to date, no dividends have been declared or paid. Issuance costs related to common stock issuances during all periods presented were immaterial.

During the year ended December 31, 2022, Calidi issued 263,646 shares of common stock from exercises of stock options (see Note 11), 141,590 shares of common stock related for certain services in lieu of cash, 250,000 shares in conjunction with a lawsuit settlement (see Note 14), and 38,860 shares in lieu of cash interest in conjunction with certain term note agreements (see Note 8).

During the year ended December 31, 2021, Calidi raised $35,000 through the issuance of 35,000 shares of common stock, and $100,000 from the exercise of stock options (see Note 11); Calidi also issued 121,735 shares of common stock related to approximately $122,000 of consulting services provided to Calidi reported as research and development in the accompanying consolidated statements of operations.

As of December 31, 2022, common stock reserved for future issuance consisted of the following:

Conversion of convertible preferred stock	17,263,568
Common stock warrants outstanding	4,050,000
Conversion of convertible notes payable	437,143
Common stock options issued and outstanding	23,914,458
Shares available for future issuance under the 2019 Equity Incentive Plan	1,221,896
46,887,065

Warrants

2021 Term Note Warrants

In connection with the 2021 Term Notes Payable financings discussed in Note 8, Calidi issued warrants to purchase 1,000,000 shares of common stock at an exercise price of $1.00 per share (“2021 Term Note Warrants”). The 2021 Term Note Warrants shall terminate and expire upon the earliest to occur of the following:

i) on the tenth anniversary of the issuance date or ii) a completion of an IPO under the Securities Act of 1933 or consummation of a deemed liquidation event as defined in the Amended Articles. The Note Warrants are classified as equity in accordance with ASC 815. Calidi has elected to measure the 2021 Term Notes Payable using the fair value option under ASC 825 discussed in Notes 2 and 6. Accordingly, Calidi allocated the proceeds from the 2021 Term Notes Payable to the associated 2021 Term Note Warrants based on the residual method of allocation prescribed by ASC 815. This resulted in approximately $22,000 of residual value being allocated to the 2021 Term Note Warrants with a corresponding increase to additional paid in capital on date of issuance.

2020 Term Note Warrants

In connection with the 2020 Term Notes Payable financings discussed in Note 8, Calidi issued warrants to purchase 1,050,000 shares of common stock at an exercise price of $1.00 per share (“2020 Term Note Warrants”). The 2020 Term Note Warrants shall terminate and expire upon the earliest to occur of the following: i) on the tenth anniversary of the issuance date or ii) a completion of an IPO under the Securities Act of 1933 or consummation of a deemed liquidation event as defined in the Amended Articles. The 2020 Note Warrants are classified as equity in accordance with ASC 815. Accordingly, Calidi allocated the proceeds from the 2020 Term Notes Payable to the associated 2020 Term Note Warrants based on the residual method of allocation prescribed by ASC 815. This resulted in approximately $63,000 of residual value being allocated to the 2020 Term Note Warrants with a corresponding increase to additional paid in capital on date of issuance.

2020 LOC Warrants

In connection with the 2020 Line of Credit discussed in Note 8, Calidi issued warrants to purchase 2,000,000 shares of common stock at an exercise price of $1.00 per share (“2020 LOC Warrants”). The 2020 LOC Warrants have a termination provision and are equity classified similar to the provisions of 2020 Term Note Warrants. At the time of issuance, the fair value of the 2020 LOC Warrants was estimated to be $634,000 and recorded as a deferred financing fee with a corresponding increase to additional paid in capital. This amount was included within deferred financing fees and other noncurrent assets on the consolidated balance sheet and is being amortized to interest expense in the consolidated statements of operations over the term of the 2020 Line of Credit (see Note 8).

The estimated fair value of the 2020 LOC Warrants was determined using the Black-Scholes option pricing model which, among other factors, utilized key inputs such as the share price of the underlying common stock at the valuation date, the exercise price, the expected life of the 2020 LOC Warrants, which were estimated to be the at the future liquidity event that would result in the termination of the warrant, risk-free interest rates, expected dividends and expected volatility commensurate with the expected life. The determination of the 2020 LOC Warrants fair values is inherently uncertain and subjective and involves the application of valuation models and assumptions requiring the use of judgment. If Calidi had made different assumptions, its 2020 LOC Warrants fair values and the resulting financial statement impacts from those values may have been significantly different.

There were no warrants issued during the year ended December 31, 2022. As of December 31, 2022 and 2021, there was an aggregate of 4,050,000 warrants issued and outstanding with a weighted average exercise price of $1.00 per share and weighted average remaining contractual life (in years) of 7.87 and 8.87, respectively.

The following table summarizes Calidi’s aggregate warrant activity for the twelve months ended December 31, 2022.

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 2022	4,050,000	$1.00	8.87
Issued	—	—	—
Exercised	—	—	—
Cancelled	—	—	—
Outstanding at December 31, 2022	4,050,000	$1.00	7.87

First Light Acquisition Group Inc [Member]
Convertible Preferred Stock, Common Stock and Stockholders’ Deficit

NOTE 6. STOCKHOLDERS’ EQUITY

Preferred stock. The Company is authorized to issue up to 1,000,000 shares of $0.0001 par value preferred stock. At June 30, 2023, and December 31, 2022, there were no preferred shares issued or outstanding.

Class A common stock. The Company is authorized to issue up to 300,000,000 shares of Class A, $0.0001 par value common stock. Holders of the Company’s common stock are entitled to one vote for each share. On September 19, 2022, certain investors redeemed 18,871,976 shares of Class A common stock for $190,010,529, resulting in a reductions to shares of redeemable Class A common stock outstanding to 4,128,024. At June 30, 2023, and December 31, 2022, there were no shares of Class A common stock issued and outstanding, except for 4,128,024 shares of Class A common stock subject to possible redemption, respectively.

Class B common stock. The Company is authorized to issue up to 30,000,000 shares of Class B, $0.0001 par value common stock. Holders of the Company’s common stock are entitled to one vote for each share. At June 30, 2023, and December 31, 2022, there were 5,750,000 Class B common stock issued and outstanding.

The shares of Class B common stock (Founder Shares) will automatically convert into shares of Class A common stock at the time of a Business Combination on a one-for-one basis, subject to adjustment. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in the Initial Public Offering and related to the closing of a Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of the Initial Public Offering plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with a Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in a Business Combination).

NOTE 6 — STOCKHOLDERS’ EQUITY

Preferred stock — The Company is authorized to issue up to 1,000,000 shares of $0.0001 par value preferred stock. At December 31, 2022 and 2021, there were no preferred shares issued or outstanding.

Class A common stock — The Company is authorized to issue 300,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of the Company’s common stock are entitled to one vote for each share. On September 19, 2022, certain investors redeemed 18,871,976 shares of Class A common stock for $190,010,529, resulting in reductions to shares of Class A common stock outstanding to 4,128,024. At December 31, 2022 and 2021, there were 4,128,024 and 23,000,000 shares of Class A common stock subject to possible redemption issued and outstanding at redemption price of $10.00 per share.

Class B common stock —The Company is authorized to issue 30,000,000 shares of Class B common stock with a par value of $0.0001 per share. Holders of the Company’s common stock are entitled to one vote per share. At December 31, 2022 and 2021, there were 5,750,000 shares of Class B common stock issued and outstanding.

The shares of Class B common stock (Founder Shares) will automatically convert into shares of Class A common stock at the time of a Business Combination on a one-for-one basis, subject to adjustment. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in the Initial Public Offering and related to the closing of a Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of the Initial Public Offering plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with a Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in a Business Combination).